Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
Note 14: Income Taxes
Presented in the table below are the components of income tax expense for the years ended December 31:

	2025	2024	2023
Current income taxes:
State	$25	$16	$16
Federal	151	136	28

Total current income taxes	$176	$152	$44

Deferred income taxes:
State	$36	$53	$44
Federal	100	104	165
Amortization of deferred investment tax credits	(1)	(1)	(1)

Total deferred income taxes	135	156	208

Provision for income taxes	$311	$308	$252

Presented in the table below is a reconciliation between the statutory federal tax rate and the Company’s effective tax rate for the years ended December 31:

	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
U.S. federal statutory tax rate	$299	21.0%	$285	21.0%	$251	21.0%
State and local income taxes, net of federal income tax effect (a)	48	3.4%	54	4.0%	48	4.0%
Nontaxable or nondeductible items	5	0.4%	5	0.3%	4	0.3%
Change in unrecognized tax benefits	(8)	(0.6)%	2	0.2%	3	0.2%
Other adjustments:
Excess accumulated deferred income taxes	(39)	(2.8)%	(37)	(2.7)%	(51)	(4.2)%
Other	6	0.5%	(1)	(0.1)%	(3)	(0.2)%

Effective tax rate	$311	21.9%	$308	22.7%	$252	21.1%

(a)
The states that made up the majority (greater than 50 percent) of the tax effect in this category were: (i) for 2025, Pennsylvania and Illinois, (ii) for 2024, Pennsylvania and California, and (iii) for 2023, Pennsylvania and Illinois.

Presented in the table below is the disaggregation of income taxes paid (refunds received), net of refunds received of $29 million, $5 million and $30 million in 2025, 2024 and 2023, respectively, for the years ended December 31:

	2025	2024	2023
Federal	$185	$—	$12
State	5	(5)	(12)

Total	$190	$(5)	$—

Income taxes paid (net of refunds received) exceeded 5% of total income taxes paid (net of refunds received) in the following states for the years ended December 31:

	2025	2024		2023
State:
Iowa	*		$(1)	*
Kentucky	*		$(2)	*
Massachusetts	*		*	$(2)
New Jersey	*		*	$(23)
Pennsylvania	*		$(1)	$13
Tennessee	*		*	$1

(*)	Jurisdiction below the threshold for the period presented.

Presented in the table below are the components of the net deferred tax liability as of December 31:

	2025	2024
Deferred tax assets:
Advances and contributions	$519	$493
Tax losses and credits	215	128
Regulatory income tax assets	161	181
Pension and other postretirement benefits	31	64
Other	166	163

Total deferred tax assets	1,092	1,029

Valuation allowance	(9)	(8)

Total deferred tax assets, net of allowance	$1,083	$1,021

Deferred tax liabilities:
Property, plant and equipment	$4,021	$3,553
Deferred pension and other postretirement benefits	75	86
Other	157	244

Total deferred tax liabilities	4,253	3,883

Total deferred tax liabilities, net of deferred tax assets	$(3,170)	$(2,862)

As of December 31, 2025 and 2024, the Company had state net operating loss (“NOL”) carryforwards of $246 million and $251 million, respectively, a portion of which are offset by a valuation allowance as the Company does not believe these NOLs are more likely than not to be realized. The state NOL carryforwards generally expire in 2026 through 2045, however, certain states have adopted the federal provisions allowing for an unlimited carryforward period.
On July 4, 2025, the One Big Beautiful Bill Act (the “OBBB”) was signed into law. The OBBB includes several corporate tax-related
provisions. Key changes include the permanent extension of certain provisions from the Tax Cuts and Jobs Act of 2017, such as 100% bonus depreciation and Section 163(j) interest limitation exception for regulated utilities, as well as the immediate expensing of domestic research and development costs, and the introduction of a new charitable contribution floor for corporations. The OBBB has not had a material impact on the Company’s Consolidated Financial Statements. The Company will continue to monitor the implementation and any related guidance.
The Inflation Reduction Act of 2022 (the “IRA”) contains a 15% Corporate Alternative Minimum Tax (“CAMT”) provision on applicable corporations. To determine if a company is considered an applicable corporation subject to CAMT, the company’s average adjusted financial statement income (“AFSI”) for the three consecutive years preceding the tax year must exceed $1.0 billion. An applicable corporation must make several adjustments to net income when determining AFSI. A corporation paying CAMT is eligible for a future tax credit, which can be carried forward indefinitely and utilized when regular tax exceeds CAMT. Based on current guidance, the Company is an applicable corporation subject to CAMT beginning in 2024. The Company included the CAMT liability in its 2024 extension payment on April 15, 2025. As of December 31, 2025 and 2024, the Company had CAMT credit carryforwards of $200 million and $111 million, respectively. The deferred tax asset related to the CAMT credit carryforward will be realized to the extent the Company’s deferred tax liabilities exceed the CAMT credit carryforward. The Company’s deferred tax liabilities are expected to exceed the minimum tax credit carryforward for the foreseeable future, and therefore, no valuation allowance is required.
On June 2, 2025, the Internal Revenue Service (“IRS”) and the U.S. Treasury issued Notice
2025-27,
allowing corporate taxpayers to exclude amounts attributable to the CAMT liability, without penalty, from estimated tax payments with respect to a taxable year that begins after December 31, 2024, and before January 1,

2026. The Company plans to include the CAMT liability in its 2025 extension payment on April 15, 2026. The Company will continue to assess the impacts of the IRA as the U.S. Treasury and the IRS provide further guidance.
The Company files income tax returns in the United States federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local or
non-U.S.
income tax examinations by tax authorities for taxable years ended December 31, 2020 and prior.
Presented in the table below are the changes in gross liability, excluding interest and penalties, for unrecognized tax benefits:

Amount
Balance as of January 1, 2023	$158
Increases in current period tax positions	27
Decreases in prior period measurement of tax positions	(37)

Balance as of December 31, 2023	$148
Increases in current period tax positions	34
Increases in prior period measurement of tax positions	21

Balance as of December 31, 2024	$203
Increases in current period tax positions	31
Decreases in prior period measurement of tax positions	(118)

Balance as of December 31, 2025	$116

If the Company sustains all of its positions as of December 31, 2025, excluding interest and penalties, there would be no impact on the Company’s effective tax rate. The Company had an immaterial amount of interest and penalties related to its tax positions as of December 31, 2025 and 2024.
Presented in the table below are the changes in the valuation allowance:

Amount
Balance as of January 1, 2023	$11
Increases in valuation allowance	—

Balance as of December 31, 2023	$11
Decreases in valuation allowance	(3)

Balance as of December 31, 2024	$8
Increases in valuation allowance	1

Balance as of December 31, 2025	$9